Stockholders' equity	12 Months Ended
Dec. 31, 2020
Stockholders' equity
Stockholders' equity

28.  Stockholders’ equity

a)   Share capital

As at December 31, 2020, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

The Board of Directors may, regardless of changes to by-laws, issue new common shares (up to the total authorized shares), including the capitalization of profits and reserves to the extent authorized.

	December 31, 2020
	Common shares	Golden shares	Total
Stockholders
Shareholders with more than 5% of total capital	1,940,863,859	—	1,940,863,859
Litela	519,733,209	—	519,733,209
Capital World Investors	298,099,389	—	298,099,389
Bradespar	293,907,266	—	293,907,266
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	272,614,219	—	272,614,219
Capital Research Global Investors	270,162,721	—	270,162,721
Non-Brazilian investors	1,887,304,559	—	1,887,304,559
Brazilian investors	1,301,742,524	—	1,301,742,524
Golden shares	—	12	12
Total outstanding (without shares in treasury)	5,129,910,942	12	5,129,910,954
Shares in treasury	154,563,828	—	154,563,828
Total capital	5,284,474,770	12	5,284,474,782

The Company used 1,628,485 from its treasury shares (2019:2,024,059) for the share-based payment program of its executives (Matching program), in the amount of US$14 (2019:US$22) recognized as "Treasury shares utilized in the year" in the Statement of Changes in Equity for the year ended December 31, 2020.

The Company holds shares in treasury for future sale, cancellation or for the Matching program. These shares are recorded in a specific account as a reduction of stockholders´ equity at their acquisition value and carried at cost. These programs are approved by the Board of Directors with a determined terms and numbers of shares.

b) Company’s remuneration policy

On July 29, 2020, the Board of Directors approved the resumption of the stockholders´ remuneration policy, which was suspended as a result of the Brumadinho dam failure. This policy set a semi-annual payment that is calculated by applying 30% of Adjusted EBITDA less sustaining capital expenditures, subject to availability of profit reserves as required by the Brazilian corporate law.

In addition, the Board of Directors approved the payment of dividends in the amount of US$3,350  (R$18,637 million) on September 30, 2020. Of that amount, US$2,191  (R$12,350 million), equivalent to R$2.407510720 per share, is the remuneration for the first half of 2020, in connection with the Company’s remuneration policy. This amount was paid from the Company’s profit reserves as presented below in “Profit Reserves”.

The remaining amount of US$1,159  (R$6,287 million) relates to the interest on stockholder’s equity declared in December 2019, corresponding to the gross amount of US$1,324  (R$7,253 million), equivalent to R$1.414364369 per share. The income tax in amount of US$165 was paid in 2019.

c) Profit distribution

2020
Net income of the year	4,881
Appropriation to legal reserve	(251)
Appropriation to tax incentive reserve	(2)
Net income after appropriations to legal reserve and tax incentive reserve	4,628
Minimum mandatory remuneration	1,152
Additional Stockholders’ remuneration (i)	2,820
Appropriation to investments reserve	656

(i) Interim dividends calculated based on the September 30, 2020 balance sheet.

(c.i) Stockholder's remuneration

On February 25, 2021 (subsequent event), based on the Company's dividends policy, the Board of Directors approved the stockholder's remuneration in the amount of US$3,972  (R$21,866 million), equivalent to R$4.262386983 per share, to be paid on March 15, 2021, of which US$779  (R$4,288 million) will be in the form of interest on stockholders' equity and US$3,193  (R$17,578 million) in the form of dividends.

Of the total amount, US$1,152  (R$6,342 million) represents the minimum mandatory remuneration for 2020 year end, based on the Company's by-laws, which determines 25% of net income, after appropriations to legal reserve and tax incentive reserve, as the minimum remuneration to stockholders. This amount is recorded as a liability under “Dividends payable” as at December 31, 2020. The remaining amount of US$2,820  (R$15,524 million) was approved as an additional remuneration to the Company’s stockholders and is presented in Equity as “additional remuneration reserve” as at December 31, 2020.

(c.ii) Profit reserves

		Tax incentive	Investments	Additional	Total of profit
	Legal reserve	reserve	reserve	remuneration reserve	reserves
Balance as at December 31, 2018	1,722	882	8,364	—	10,968
Allocation of loss	—	—	(1,683)	—	(1,683)
Dividends and interest on capital of Vale's stockholders	—	—	(1,767)	—	(1,767)
Translation adjustment	(66)	(34)	(328)	—	(428)
Balance as at December 31, 2019	1,656	848	4,586	—	7,090
Allocation of income	251	2	656	2,820	3,729
Dividends and interest on capital of Vale's stockholders	—	—	(2,329)	—	(2,329)
Translation adjustment	(365)	(191)	(1,059)	167	(1,448)
Balance as at December 31, 2020	1,542	659	1,854	2,987	7,042

Legal reserve-Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve-Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Investment reserve-Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital. The remaining balance over than 50% of the annual distributable net income can be retained based on the capital investments budget submitted for approval in the Stockholder’s Meeting, pursuant to article 196 of the Law 6,404.

Additional remuneration reserve-Results from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

d) Others reserves

		Fair value adjustment to	Results on	Net ownership
	Retirement benefit	investment in equity	conversion of	changes in	Total of other
	obligations	securities	shares	subsidiaries	reserves
Balance as at December 31, 2018	(755)	60	(490)	(970)	(2,155)
Other comprehensive income	(126)	(184)	—	—	(310)
Translation adjustment	12	—	—	—	12
Acquisitions and disposal of noncontrolling interest	—	—	—	343	343
Balance as at December 31, 2019	(869)	(124)	(490)	(627)	(2,110)
Other comprehensive income	(88)	101	—	—	13
Translation adjustment	92	162	—	—	254
Acquisitions and disposal of noncontrolling interest	—	—	—	(213)	(213)
Balance as at December 31, 2020	(865)	139	(490)	(840)	(2,056)

e) Shareholders Agreement

At the General Extraordinary Stockholders’ Meeting, held on June 27, 2017, stockholders approved the corporate restructuring of the Company proposed by Valepar S.A. (former controlling stockholder). The corporate restructuring was based on (i) conversion of Company class “A” preferred shares into common shares; (ii) amendment of Vale’s by-laws, to adjust to Novo Mercado rules; and (iii) the merger of Valepar S.A. into Vale.

On the date of the merger of Valepar into Vale, August 14, 2017, the former Controlling Shareholders of Valepar executed a new shareholders’ agreement (“Vale Agreement”) that binds only 20% of the totality of Vale’s common shares issued by Vale, with no provision for renewal, in order to provide stability to the Company and adjust its corporate governance structure during the transition period to become a dispersed capital company. The Vale Agreement expired on November 10, 2020, therefore, the votes, belonging to the shareholders who signed the Vale Agreement are no longer bound by an agreement.

Accounting policy

Share capital and treasury shares-Incremental costs directly attributable to the issue of new shares or options are recognized in stockholders' equity as a deduction from the amount raised, net of taxes.

Stockholder’s remuneration-The stockholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by stockholders.

The Company is permitted to distribute interest attributable to stockholders’ equity. The calculation is based on the stockholders’ equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders’ equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.